Distribution Date:	02/11/22	CFCRE 2016-C6 Mortgage Trust
Determination Date:	02/07/22
Next Distribution Date:	03/11/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Anthony Orso		aorso@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12532AAW9	1.519000%	30,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532AAX7	3.060000%	33,226,000.00	32,032,655.98	575,880.58	81,683.27	0.00	0.00	657,563.85	31,456,775.40	31.52%	30.00%
A-2	12532AAY5	2.950000%	220,000,000.00	206,743,297.81	0.00	508,243.94	0.00	0.00	508,243.94	206,743,297.81	31.52%	30.00%
A-3	12532AAZ2	3.217000%	267,118,000.00	267,118,000.00	0.00	716,098.84	0.00	0.00	716,098.84	267,118,000.00	31.52%	30.00%
A-M	12532ABA6	3.502000%	59,066,000.00	59,066,000.00	0.00	172,374.28	0.00	0.00	172,374.28	59,066,000.00	23.51%	22.50%
B	12532ABB4	3.804000%	39,377,000.00	39,377,000.00	0.00	124,825.09	0.00	0.00	124,825.09	39,377,000.00	18.18%	17.50%
C	12532ABC2	4.196439%	37,408,000.00	37,408,000.00	0.00	130,817.00	0.00	0.00	130,817.00	37,408,000.00	13.11%	12.75%
D	12532AAA7	4.196439%	42,331,000.00	42,331,000.00	0.00	148,032.89	0.00	0.00	148,032.89	42,331,000.00	7.37%	7.38%
E	12532AAC3	2.856000%	19,689,000.00	19,689,000.00	0.00	46,859.82	0.00	0.00	46,859.82	19,689,000.00	4.70%	4.88%
F	12532AAE9	2.856000%	7,875,000.00	7,875,000.00	0.00	18,742.50	0.00	0.00	18,742.50	7,875,000.00	3.63%	3.88%
G	12532AAG4	2.856000%	30,517,880.00	26,804,916.62	0.00	34,714.27	0.00	0.00	34,714.27	26,804,916.62	0.00%	0.00%
V	12532AAS8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532AAU3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,544,880.02	738,444,870.41	575,880.58	1,982,391.90	0.00	0.00	2,558,272.48	737,868,989.83

Notional Certificates
X-A	12532ABD0	1.098495%	551,281,000.00	505,893,953.79	0.00	463,101.67	0.00	0.00	463,101.67	505,318,073.21
X-B	12532ABE8	0.573640%	98,443,000.00	98,443,000.00	0.00	47,059.03	0.00	0.00	47,059.03	98,443,000.00
X-E	12532AAL3	1.340439%	19,689,000.00	19,689,000.00	0.00	21,993.26	0.00	0.00	21,993.26	19,689,000.00
X-F	12532AAN9	1.340439%	7,875,000.00	7,875,000.00	0.00	8,796.63	0.00	0.00	8,796.63	7,875,000.00
X-G	12532AAQ2	1.340439%	30,517,880.00	26,804,916.62	0.00	29,941.97	0.00	0.00	29,941.97	26,804,916.62
Notional SubTotal			707,805,880.00	658,705,870.41	0.00	570,892.56	0.00	0.00	570,892.56	658,129,989.83

Deal Distribution Total					575,880.58	2,553,284.46	0.00	0.00	3,129,165.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532AAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532AAX7	964.08402998	17.33222717	2.45841419	0.00000000	0.00000000	0.00000000	0.00000000	19.79064137	946.75180281
A-2	12532AAY5	939.74226277	0.00000000	2.31019973	0.00000000	0.00000000	0.00000000	0.00000000	2.31019973	939.74226277
A-3	12532AAZ2	1,000.00000000	0.00000000	2.68083334	0.00000000	0.00000000	0.00000000	0.00000000	2.68083334	1,000.00000000
A-M	12532ABA6	1,000.00000000	0.00000000	2.91833339	0.00000000	0.00000000	0.00000000	0.00000000	2.91833339	1,000.00000000
B	12532ABB4	1,000.00000000	0.00000000	3.17000000	0.00000000	0.00000000	0.00000000	0.00000000	3.17000000	1,000.00000000
C	12532ABC2	1,000.00000000	0.00000000	3.49703272	0.00000000	0.00000000	0.00000000	0.00000000	3.49703272	1,000.00000000
D	12532AAA7	1,000.00000000	0.00000000	3.49703267	0.00000000	0.00000000	0.00000000	0.00000000	3.49703267	1,000.00000000
E	12532AAC3	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
F	12532AAE9	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
G	12532AAG4	878.33481946	0.00000000	1.13750595	0.95293087	18.98869613	0.00000000	0.00000000	1.13750595	878.33481946
V	12532AAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532AAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532ABD0	917.66985220	0.00000000	0.84004649	0.00000000	0.00000000	0.00000000	0.00000000	0.84004649	916.62522962
X-B	12532ABE8	1,000.00000000	0.00000000	0.47803328	0.00000000	0.00000000	0.00000000	0.00000000	0.47803328	1,000.00000000
X-E	12532AAL3	1,000.00000000	0.00000000	1.11703286	0.00000000	0.00000000	0.00000000	0.00000000	1.11703286	1,000.00000000
X-F	12532AAN9	1,000.00000000	0.00000000	1.11703238	0.00000000	0.00000000	0.00000000	0.00000000	1.11703238	1,000.00000000
X-G	12532AAQ2	878.33481946	0.00000000	0.98112877	0.00000000	0.00000000	0.00000000	0.00000000	0.98112877	878.33481946

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	81,683.27	0.00	81,683.27	0.00	0.00	0.00	81,683.27	0.00
A-2	01/01/22 - 01/30/22	30	0.00	508,243.94	0.00	508,243.94	0.00	0.00	0.00	508,243.94	0.00
A-3	01/01/22 - 01/30/22	30	0.00	716,098.84	0.00	716,098.84	0.00	0.00	0.00	716,098.84	0.00
X-A	01/01/22 - 01/30/22	30	0.00	463,101.67	0.00	463,101.67	0.00	0.00	0.00	463,101.67	0.00
X-B	01/01/22 - 01/30/22	30	0.00	47,059.03	0.00	47,059.03	0.00	0.00	0.00	47,059.03	0.00
X-E	01/01/22 - 01/30/22	30	0.00	21,993.26	0.00	21,993.26	0.00	0.00	0.00	21,993.26	0.00
X-F	01/01/22 - 01/30/22	30	0.00	8,796.63	0.00	8,796.63	0.00	0.00	0.00	8,796.63	0.00
X-G	01/01/22 - 01/30/22	30	0.00	29,941.97	0.00	29,941.97	0.00	0.00	0.00	29,941.97	0.00
A-M	01/01/22 - 01/30/22	30	0.00	172,374.28	0.00	172,374.28	0.00	0.00	0.00	172,374.28	0.00
B	01/01/22 - 01/30/22	30	0.00	124,825.09	0.00	124,825.09	0.00	0.00	0.00	124,825.09	0.00
C	01/01/22 - 01/30/22	30	0.00	130,817.00	0.00	130,817.00	0.00	0.00	0.00	130,817.00	0.00
D	01/01/22 - 01/30/22	30	0.00	148,032.89	0.00	148,032.89	0.00	0.00	0.00	148,032.89	0.00
E	01/01/22 - 01/30/22	30	0.00	46,859.82	0.00	46,859.82	0.00	0.00	0.00	46,859.82	0.00
F	01/01/22 - 01/30/22	30	0.00	18,742.50	0.00	18,742.50	0.00	0.00	0.00	18,742.50	0.00
G	01/01/22 - 01/30/22	30	550,413.32	63,795.70	0.00	63,795.70	29,081.43	0.00	0.00	34,714.27	579,494.75
Totals			550,413.32	2,582,365.89	0.00	2,582,365.89	29,081.43	0.00	0.00	2,553,284.46	579,494.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,129,165.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,688,815.08	Master Servicing Fee	13,035.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,555.43
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.94
ARD Interest	0.00	Operating Advisor Fee	1,967.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,688,815.08	Total Fees	20,370.35

Principal		Expenses/Reimbursements
Scheduled Principal	575,880.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,714.44
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,366.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	575,880.58	Total Expenses/Reimbursements	29,081.43

		Interest Reserve Deposit	86,078.86

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,553,284.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	575,880.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,129,165.04
Total Funds Collected	3,264,695.66	Total Funds Distributed	3,264,695.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	738,444,870.41	738,444,870.41	Beginning Certificate Balance	738,444,870.41
(-) Scheduled Principal Collections	575,880.58	575,880.58	(-) Principal Distributions	575,880.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	737,868,989.83	737,868,989.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	738,617,547.91	738,617,547.91	Ending Certificate Balance	737,868,989.83
Ending Actual Collateral Balance	738,027,985.16	738,027,985.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP
	9,999,999 or less	20	107,490,759.17	14.57%	55	4.6687	1.638348	1.39 or less	10	145,344,202.53	19.70%	54	4.9235	0.615009
10,000,000 to 19,999,999		9	125,565,941.90	17.02%	53	4.8153	1.700199	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		6	129,316,035.50	17.53%	53	4.8056	1.341638	1.45 to 1.54	6	119,512,398.72	16.20%	55	4.8904	1.498949
	30,000,000 or greater	7	340,000,000.00	46.08%	56	3.5944	3.261394	1.55 to 1.99	17	191,234,428.90	25.92%	54	4.3240	1.775254
	Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423	2.00 to 2.49	2	22,955,820.16	3.11%	53	5.2241	2.176694
								2.50 or greater	7	223,325,886.26	30.27%	56	3.1484	4.540340
								Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	35,496,253.26	4.81%	56	4.7805	NAP	Totals	118	737,868,989.83	100.00%	55	4.2280	2.339423
Alabama	1	5,195,863.64	0.70%	56	4.5450	2.774500
									Property Type³
California	7	101,884,289.30	13.81%	55	4.4366	1.408840
Connecticut	1	22,105,224.28	3.00%	56	4.0010	1.782100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	41,965,665.87	5.69%	56	4.8289	1.523235		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	50,059,880.77	6.78%	54	4.8877	1.858354	Defeased	7	35,496,253.26	4.81%	56	4.7805	NAP
Indiana	1	13,375,838.65	1.81%	53	4.9800	0.231500	Industrial	2	8,042,781.04	1.09%	56	4.5450	2.774500
Louisiana	1	1,635,015.64	0.22%	49	5.1400	1.072800	Lodging	8	108,795,318.38	14.74%	53	5.2208	1.179655
Maryland	1	21,262,633.20	2.88%	57	5.1180	1.520700	Mixed Use	2	66,246,366.39	8.98%	57	4.6340	0.495370
Massachusetts	2	72,837,476.17	9.87%	54	2.8777	6.230266	Mobile Home Park	1	6,358,180.06	0.86%	57	5.0200	1.190900
Minnesota	1	3,127,066.23	0.42%	53	4.7500	1.802700	Multi-Family	2	5,118,006.31	0.69%	50	5.1400	1.290027
Nevada	1	4,283,105.22	0.58%	56	4.9800	4.068700	Office	9	202,136,460.07	27.39%	55	3.6676	3.944691
New Hampshire	6	19,428,014.83	2.63%	53	4.8400	1.495300	Other	59	24,051,959.77	3.26%	49	4.2804	1.711816
New Jersey	11	8,076,591.18	1.09%	47	4.8203	0.550993	Retail	27	279,415,862.77	37.87%	56	4.0352	2.233973
New Mexico	1	3,887,578.64	0.53%	57	5.2180	1.644000	Self Storage	1	2,207,801.79	0.30%	55	3.8300	1.733000
New York	4	16,127,277.93	2.19%	55	4.1438	1.686905	Totals	118	737,868,989.83	100.00%	55	4.2280	2.339423
North Carolina	3	15,155,027.42	2.05%	57	4.9272	1.546279
North Dakota	1	3,710,078.58	0.50%	53	4.7500	1.802700
Ohio	1	2,846,917.40	0.39%	56	4.5450	2.774500
Pennsylvania	12	19,435,329.22	2.63%	52	4.8749	1.516472
Tennessee	2	22,668,122.67	3.07%	53	5.1105	0.900321
Texas	4	21,306,546.74	2.89%	51	4.8499	1.762450
Virginia	37	83,251,778.09	11.28%	56	3.1970	3.496802
Washington	3	136,663,099.21	18.52%	57	3.9867	2.135556
Wisconsin	4	12,084,315.70	1.64%	52	4.8624	1.684326

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP
	3.7499% or less	7	257,900,000.00	34.95%	56	3.1559	4.105555	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	3	33,236,732.10	4.50%	56	3.9868	1.745211	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	9	149,580,169.14	20.27%	55	4.5553	1.281124	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	20	212,392,338.98	28.78%	55	4.9531	1.381070	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	3	49,263,496.35	6.68%	50	5.4849	1.424511	49 months or greater	42	702,372,736.57	95.19%	55	4.2001	2.380451
	Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423	Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP
	117 months or less	42	702,372,736.57	95.19%	55	4.2001	2.380451	Interest Only	10	377,900,000.00	51.22%	56	3.6266	3.138282
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	32	324,472,736.57	43.97%	54	4.8680	1.497836
	Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,496,253.26	4.81%	56	4.7805	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	41,000,000.00	5.56%	57	3.0941	3.931220	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	619,034,266.73	83.89%	55	4.2625	2.318693	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	35,438,469.84	4.80%	50	4.4960	1.768161
	25 months or greater	1	6,900,000.00	0.94%	55	3.6500	1.851100
	Totals	45	737,868,989.83	100.00%	55	4.2280	2.339423
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	407004657	OF	Seattle	WA	Actual/360	3.383%	174,788.33	0.00	0.00	11/06/26	11/06/28	--	60,000,000.00	60,000,000.00	02/06/22
1A	407004659				Actual/360	3.383%	32,044.53	0.00	0.00	11/06/26	11/06/28	--	11,000,000.00	11,000,000.00	02/06/22
2	453011369	OF	Boston	MA	Actual/360	2.798%	168,667.86	0.00	0.00	08/06/26	11/06/28	--	70,000,000.00	70,000,000.00	02/06/22
3	303161087	RT	Woodbridge	VA	Actual/360	2.988%	102,927.34	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	02/01/22
3A	407004652				Actual/360	2.988%	77,195.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	02/01/22
4	306851004	MU	Seattle	WA	Actual/360	4.631%	239,268.33	0.00	0.00	N/A	11/06/26	--	60,000,000.00	60,000,000.00	02/06/22
5	303161091	RT	Fresno	CA	Actual/360	3.587%	123,552.22	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	02/01/22
6	407004649	RT	Miami	FL	Actual/360	4.818%	165,953.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	02/06/22
7	407004633	LO	Los Angeles	CA	Actual/360	5.419%	106,977.94	33,701.41	0.00	N/A	05/06/26	--	22,925,345.32	22,891,643.91	02/06/22
8	407004629	RT	Various	Various	Actual/360	4.840%	92,937.50	33,563.11	0.00	N/A	07/06/26	--	22,299,054.11	22,265,491.00	01/06/22
9	407004654	RT	Stamford	CT	Actual/360	4.001%	76,283.02	35,923.12	0.00	N/A	10/06/26	--	22,141,147.40	22,105,224.28	02/06/22
10	306851010	LO	Baltimore	MD	Actual/360	5.118%	93,838.69	29,662.10	0.00	N/A	11/06/26	--	21,292,295.30	21,262,633.20	01/06/22
11	303161075	LO	Nashville	TN	Actual/360	5.116%	91,734.80	32,010.03	0.00	N/A	07/01/26	--	20,823,053.14	20,791,043.11	02/01/22
12	407004627	RT	Norcross	GA	Actual/360	4.500%	77,382.37	34,341.74	0.00	N/A	07/06/26	--	19,969,644.08	19,935,302.34	02/06/22
13	407004656	IN	Detroit	MI	Actual/360	4.896%	83,189.63	30,864.35	0.00	N/A	11/06/26	--	19,731,884.77	19,701,020.42	02/06/22
14	407000623	98	Various	Various	Actual/360	4.300%	74,055.56	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	02/06/22
15	407004637	OF	Breinigsville	PA	Actual/360	5.000%	68,831.87	25,111.91	0.00	N/A	07/06/26	--	15,986,756.91	15,961,645.00	01/06/22
16	306851016	RT	Various	Various	Actual/360	4.750%	63,251.64	25,428.41	0.00	N/A	07/06/26	--	15,463,898.25	15,438,469.84	02/06/22
17	306851017	LO	Savannah	GA	Actual/360	5.584%	71,091.30	32,610.30	0.00	N/A	05/06/26	--	14,784,677.25	14,752,066.95	02/06/22
18	303161080	LO	Indianapolis	IN	Actual/360	4.980%	57,450.63	21,121.89	0.00	N/A	07/01/26	--	13,396,960.54	13,375,838.65	02/01/22
19	407004632	MH	Various	Various	Actual/360	4.850%	51,055.81	19,628.51	0.00	N/A	08/06/26	--	12,224,869.60	12,205,241.09	02/06/22
20	303161081	RT	Ceres	CA	Actual/360	4.580%	49,270.12	18,241.25	0.00	N/A	09/01/26	--	12,492,776.78	12,474,535.53	02/01/22
21	407000609	OF	Sherman	TX	Actual/360	5.489%	55,004.00	17,235.36	0.00	N/A	01/06/26	--	11,637,020.85	11,619,785.49	02/06/22
22	407004680	OF	Charlotte	NC	Actual/360	4.966%	47,147.33	17,022.14	0.00	N/A	11/06/26	--	11,025,320.24	11,008,298.10	02/06/22
24	303161096	OF	Atlanta	GA	Actual/360	4.513%	35,086.43	15,148.97	0.00	N/A	11/01/26	--	9,029,480.39	9,014,331.42	02/01/22
25	407004661	RT	Santa Clarita	CA	Actual/360	4.577%	32,387.21	13,627.16	0.00	N/A	11/06/26	--	8,217,380.37	8,203,753.21	02/06/22
26	407004648	IN	Various	Various	Actual/360	4.545%	31,523.51	11,772.31	0.00	N/A	10/06/26	--	8,054,553.35	8,042,781.04	02/06/22
27	407004647	RT	Various	Various	Actual/360	4.771%	32,021.45	11,683.69	0.00	N/A	10/06/26	--	7,794,215.05	7,782,531.36	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	303161085	Various	Grand Prairie	TX	Actual/360	3.830%	23,393.44	13,552.24	0.00	N/A	09/01/26	--	7,093,100.30	7,079,548.06	02/01/22
30	303161084	LO	Brea	CA	Actual/360	5.080%	28,376.41	14,934.24	0.00	N/A	09/01/26	--	6,486,860.99	6,471,926.75	02/01/22
31	407004664	MH	Savannah	GA	Actual/360	5.020%	27,527.07	9,732.52	0.00	N/A	11/06/26	--	6,367,912.58	6,358,180.06	02/06/22
32	306851032	RT	New York	NY	Actual/360	3.650%	21,687.08	0.00	0.00	N/A	09/06/26	--	6,900,000.00	6,900,000.00	02/06/21
33	306851033	MU	Sacramento	CA	Actual/360	4.663%	25,120.52	9,737.58	0.00	N/A	07/06/26	--	6,256,103.97	6,246,366.39	02/06/22
34	407004662	RT	Sonoma	CA	Actual/360	4.968%	23,976.96	8,649.97	0.00	N/A	11/06/26	--	5,604,713.48	5,596,063.51	02/06/22
35	306851035	OF	Seattle	WA	Actual/360	4.728%	23,089.46	8,129.87	0.00	N/A	07/06/26	--	5,671,229.08	5,663,099.21	02/06/22
36	407004683	LO	Saddle Brook	NJ	Actual/360	5.146%	22,045.73	7,966.94	0.00	N/A	12/06/25	--	4,975,027.53	4,967,060.59	03/06/21
37	407004651	LO	Mesquite	NV	Actual/360	4.980%	18,395.87	6,643.43	0.00	N/A	10/06/26	--	4,289,748.65	4,283,105.22	02/06/22
38	306851038	98	New York	NY	Actual/360	4.184%	14,623.45	7,339.01	0.00	08/06/26	08/06/28	--	4,059,298.77	4,051,959.76	02/06/22
39	407004665	OF	Santa Fe	NM	Actual/360	5.218%	17,493.72	5,731.21	0.00	N/A	11/06/26	--	3,893,309.85	3,887,578.64	02/06/22
40	306851040	OF	Morganton	NC	Actual/360	4.846%	16,634.13	4,463.85	0.00	N/A	10/06/26	--	3,986,186.06	3,981,722.21	02/06/22
41	303161086	SS	Copperas Cove	TX	Actual/360	3.910%	12,110.13	6,779.52	0.00	N/A	09/01/26	--	3,596,771.27	3,589,991.75	02/01/22
42	407004610	MF	Oshkosh	WI	Actual/360	5.140%	15,438.30	5,014.59	0.00	N/A	05/06/26	--	3,488,005.26	3,482,990.67	02/06/22
43	407004635	RT	Brandon	FL	Actual/360	5.050%	8,561.16	3,046.29	0.00	N/A	08/06/26	--	1,968,712.16	1,965,665.87	02/06/22
44	407004642	RT	Madisonville	TN	Actual/360	5.050%	8,175.27	2,892.30	0.00	N/A	09/06/26	--	1,879,971.86	1,877,079.56	02/06/22
45	407004592	MF	Shreveport	LA	Actual/360	5.140%	7,248.13	2,569.26	0.00	N/A	03/06/26	--	1,637,584.90	1,635,015.64	02/06/22
Totals							2,688,815.08	575,880.58	0.00				738,444,870.41	737,868,989.83
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,818,754.25	9,148,932.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	77,652,750.08	58,342,754.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	36,932,274.66	26,551,953.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,366,292.60	1,183,011.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	22,081,820.36	11,078,420.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,019,616.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,268,598.53	3,014,041.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,845,247.52	01/01/21	09/30/21	08/06/21	0.00	0.00	126,020.56	126,020.56	16,707.69	0.00
9	2,439,714.34	1,834,785.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	111,412.00	1,245,070.49	01/01/21	06/30/21	--	0.00	0.00	122,538.20	122,538.20	0.00	0.00
11	968,190.56	3,609,345.02	01/01/21	09/30/21	08/06/21	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,435,355.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	13,380,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,527,428.59	4,859,271.74	01/01/21	09/30/21	--	0.00	0.00	93,599.62	93,599.62	0.00	0.00
16	8,010,747.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,873,931.00	13,481,066.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(12,508.87)	352,165.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,268,971.00	720,865.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,869,295.36	1,291,722.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,176,602.12	945,750.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,156,308.31	796,835.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	663,516.10	911,816.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,558,827.83	1,169,120.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	901,911.73	633,184.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	789,357.00	653,273.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	97,833.74	931,640.48	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	579,304.57	415,258.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	496,136.00	473,496.00	10/01/17	09/30/18	08/06/21	1,530,352.63	33,615.41	16,475.56	216,660.53	0.00	0.00
33	207,773.00	66,739.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	506,468.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	699,539.00	588,035.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(1,124,120.00)	(262,492.00)	01/01/21	09/30/21	07/06/21	0.00	0.00	29,869.41	328,965.58	0.00	0.00
37	848,411.82	1,377,718.62	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	7,241,683.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	496,921.08	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	384,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	289,948.62	267,718.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	269,027.99	208,682.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	205,177.70	177,233.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	148,919.41	120,441.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	318.86	0.00
Totals	204,433,137.52	157,207,063.29				1,530,352.63	33,615.41	388,503.35	887,784.49	17,026.55	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/11/22	0	0.00	0	0.00	2	11,867,060.59	1	21,262,633.20	0	0.00	0	0.00	0	0.00	0	0.00	4.227984%	4.164731%	55
01/12/22	0	0.00	0	0.00	2	11,875,027.53	1	21,292,295.30	0	0.00	0	0.00	0	0.00	0	0.00	4.228474%	4.165199%	56
12/10/21	0	0.00	0	0.00	3	34,215,437.23	1	21,321,827.24	0	0.00	0	0.00	0	0.00	0	0.00	4.228961%	4.171081%	57
11/15/21	0	0.00	1	22,368,757.86	2	11,891,566.49	1	21,354,252.14	0	0.00	0	0.00	0	0.00	0	0.00	4.229489%	4.171590%	58
10/13/21	1	22,401,892.36	0	0.00	2	11,899,425.32	1	21,383,512.23	0	0.00	0	0.00	0	0.00	0	0.00	4.229970%	4.172054%	59
09/13/21	1	22,437,893.47	1	20,955,590.11	3	33,323,637.35	1	21,415,675.17	0	0.00	0	0.00	0	0.00	0	0.00	4.230488%	4.172553%	60
08/12/21	1	22,470,741.02	0	0.00	4	54,347,292.82	1	21,444,665.74	0	0.00	0	0.00	0	0.00	0	0.00	4.230960%	4.173008%	61
07/12/21	0	0.00	0	0.00	4	54,415,059.40	1	21,473,529.11	0	0.00	1	21,018,029.48	0	0.00	0	0.00	4.231429%	4.173460%	62
06/11/21	1	22,539,045.37	0	0.00	4	54,489,267.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.231938%	4.173951%	63
05/12/21	0	0.00	0	0.00	4	54,556,410.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.232401%	4.174397%	64
04/12/21	0	0.00	1	6,900,000.00	3	47,730,017.66	0	0.00	0	0.00	0	0.00	0	0.00	1	10,314,510.42	4.232905%	4.174882%	65
03/12/21	1	6,900,000.00	0	0.00	5	80,767,081.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.234028%	4.176563%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	407004629	01/06/22	0	B	126,020.56	126,020.56	189,494.81	22,299,054.11	03/01/18	13
10	306851010	01/06/22	0	B	122,538.20	122,538.20	0.00	21,292,295.30	03/25/20	9		06/24/21
15	407004637	01/06/22	0	B	93,599.62	93,599.62	0.00	15,986,756.91	01/03/22	13
32	306851032	02/06/21	11	6	16,475.56	216,660.53	17,195.42	6,900,000.00	09/10/19	13
36	407004683	03/06/21	10	6	29,869.41	328,965.58	0.00	5,055,590.79	11/12/20	2
Totals					388,503.35	887,784.49	206,690.23	71,533,697.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		36,586,846	31,619,785	4,967,061		0
49 - 60 Months		556,230,184	528,067,551	6,900,000		21,262,633
> 60 Months		145,051,960	145,051,960	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	737,868,990	726,001,929	0	0	11,867,061	0
Jan-22	738,444,870	726,569,843	0	0	11,875,028	0
Dec-21	739,018,353	704,802,916	0	0	34,215,437	0
Nov-21	739,638,070	705,377,746	0	22,368,758	11,891,566	0
Oct-21	740,206,582	705,905,264	22,401,892	0	11,899,425	0
Sep-21	740,816,584	664,099,463	22,437,893	20,955,590	33,323,637	0
Aug-21	741,375,799	664,557,765	22,470,741	0	54,347,293	0
Jul-21	741,932,686	687,517,627	0	0	32,941,530	21,473,529
Jun-21	742,535,730	665,507,418	22,539,045	0	54,489,267	0
May-21	743,087,786	688,531,376	0	0	54,556,410	0
Apr-21	743,686,174	689,056,156	0	6,900,000	47,730,018	0
Mar-21	754,565,037	666,897,956	6,900,000	0	80,767,081	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	407004629	22,265,491.00	22,299,054.11	25,560,000.00	06/21/21	1,702,479.77	1.49530	09/30/21	07/06/26	296
10	306851010	21,262,633.20	21,292,295.30	24,200,000.00	06/15/21	1,126,903.49	1.52070	06/30/21	11/06/26	296
11	303161075	20,791,043.11	20,791,042.37	101,000,000.00	07/07/21	2,974,554.02	0.83800	09/30/21	07/01/26	292
15	407004637	15,961,645.00	15,986,756.91	102,000,000.00	05/03/16	4,608,680.99	1.46750	09/30/21	07/06/26	292
32	306851032	6,900,000.00	6,900,000.00	5,900,000.00	06/22/21	472,684.00	1.85110	09/30/18	09/06/26	I/O
36	407004683	4,967,060.59	5,055,590.79	27,100,000.00	05/24/21	(262,492.00)	(0.19430)	09/30/21	12/06/25	285
Totals		92,147,872.90	92,324,739.48	285,760,000.00		10,622,810.27

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	407004629	RT	Various	03/01/18	13

10	306851010	LO	MD	03/25/20	9

11	303161075	LO	TN	06/09/20	9

15	407004637	OF	PA	01/03/22	13

32	306851032	RT	NY	09/10/19	13

36	407004683	LO	NJ	11/12/20	2

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	407004633	23,600,825.29	5.41900%	23,600,825.29	5.41900%	10	06/02/20	06/06/20	06/08/20
8	407004629	0.00	4.84000%	0.00	4.84000%	8	11/30/18	11/30/18	--
11	303161075	0.00	5.11600%	0.00	5.11600%	10	05/26/21	05/26/21	--
17	306851017	15,397,875.07	5.58400%	15,397,875.07	5.58400%	10	06/19/20	07/06/20	08/06/20
33	306851033	6,431,996.02	4.66300%	6,431,996.02	4.66300%	10	07/27/20	08/06/20	08/06/20
37	407004651	4,403,671.32	4.98000%	4,403,671.32	4.98000%	10	08/20/20	09/06/20	09/08/20
Totals		49,834,367.70		49,834,367.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
29	407004660 01/10/20	7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	16,659.28	3,712,963.76	50.44%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	16,659.28	3,712,963.76

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
29	407004660	08/12/21	0.00	0.00	3,712,963.76	0.00	0.00	201.18	0.00	0.00	3,712,963.76
		11/13/20	0.00	0.00	3,712,762.58	0.00	0.00	12,708.34	0.00	0.00
		09/14/20	0.00	0.00	3,700,054.24	0.00	0.00	4,859.59	0.00	0.00
		05/12/20	0.00	0.00	3,695,194.65	0.00	0.00	(34,428.39)	0.00	0.00
		01/10/20	0.00	0.00	3,729,623.04	0.00	0.00	3,729,623.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,712,963.76	0.00	0.00	3,712,963.76	0.00	0.00	3,712,963.76

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,800.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,583.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	4,482.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	4,714.44	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,366.99	0.00	0.00	4,714.44	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 29,081.43

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Supplemental Notes
None

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